Pension Schemes - Summary of Fair Value of Scheme Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Equities	£ 1,484	£ 1,243
Liability matching assets	2,264	2,194
Property funds and ground leases	715	723
Direct lending	182	151
Cash and cash equivalents	88	30
Other	29	38
Total	4,762	4,379
UK schemes [member]
Disclosure of fair value of plan assets [line items]
Equities	1,358	1,128
Liability matching assets	1,414	1,363
Property funds and ground leases	715	723
Direct lending	182	151
Cash and cash equivalents	75	26
Other	32	22
Total	3,767	3,413
Foreign schemes [member] | US [member]
Disclosure of fair value of plan assets [line items]
Equities	126	115
Liability matching assets	850	831
Cash and cash equivalents	13	4
Other	6	16
Total	£ 995	£ 966